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                                     [LOGO]


                          Bjurman Micro-Cap Growth Fund
                                 Bjurman All Cap
                                   Growth Fund
                                   -----------


                               September 30, 2001
                                   (Unaudited)

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

THE BJURMAN FUNDS
10100 Santa Monica Blvd., Suite 1200
Los Angeles, California 90067

BOARD OF TRUSTEES
G. Andrew Bjurman
O. Thomas Barry, III
Donald W. Hudson, Jr.
Joseph E. Maiolo
William Wallace

INVESTMENT ADVISER
George D. Bjurman & Associates
10100 Santa Monica Blvd, Suite 1200
Los Angeles, California 90067

UNDERWRITER
IFS Fund Distributors, Inc.
221 East Fourth Street, Suite 300
Cincinnati, Ohio 45202

TRANSFER AGENT
Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

CUSTODIAN
Firstar Bank, N.A.
425 Walnut Street, 6th Floor
Cincinnati, Ohio 45202

LEGAL COUNSEL
Gibson, Dunn & Crutcher LLP
333 South Grand Avenue
Los Angeles, California 90071

INDEPENDENT AUDITOR
Deloitte & Touche LLP
350 South Grand Avenue
Los Angeles, California 90071

TABLE OF CONTENTS
===========================================
Letter to Shareholders .................  1
Statements of Assets and Liabilities ...  2
Statements of Operations ...............  3
Statements of Changes in Net Assets ....  4
Financial Highlights ...................  5
Portfolio of Investments ...............  7
Notes to Financial Statements .......... 14
===========================================

                      For Additional Information and a free
                    prospectus about Bjurman Micro-Cap Growth
                                   Fund call:
                                 (800) 227-7264

                   or visit The Bjurman Funds' website on the
                        Internet at www.bjurmanfunds.com

This report is submitted for general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund's objective, policies, expenses and other information.

                                                               FORM IFS-134-0010

THE BJURMAN FUNDS
LETTER TO SHAREHOLDERS
================================================================================

To Our Shareholders:

During the six months ended September 30, 2001, the Bjurman Micro-Cap Growth Fund had a positive 7.60% return, while the Russell 2000 Growth Index had a negative 15.16% return. The positive return in the Fund can be partially attributed to a relatively low exposure to technology and high weighting in health care stocks. The return can also be attributed to the continued strong earnings gains of the companies held in the Fund. The past twelve-month median earnings growth of the companies held in the Fund's portfolio as of September 30 was 36.3% versus 9.1% for the Russell 2000 Growth Index.

After the tragic event on September 11, 2001, we increased exposure to the defense industry, which increased the total technology weighting to 20.4% as of September 30, 2001.

The significant market declines during the past 18 months, coupled with ten rate cuts by the Federal Reserve Board and pending fiscal stimulus, has likely created one of the best buying opportunities in modern history. Fear of the economic recession and its impact on corporate profits, as well as fears of further terrorist activities, have created this buying opportunity.

We believe that the monetary and pending fiscal stimulus will likely turn the U.S. economy around by mid-2002. History suggests that stocks generally precede moves in the economy by approximately six months. There is currently $2.2 trillion dollars in money market instruments, which equals 23.79% of The Wilshire 5000 Index. These cash reserves provide important buying power for the U.S. stock market. All of these factors suggest that the markets should move much higher during the next year.

Sincerely,

/s/ G. Andrew Bjurman                   /s/ O. Thomas Barry, III

G. Andrew Bjurman, CFA, CIC             O. Thomas Barry, III, CFA, CIC
Co-President and Portfolio Manager      Co-President and Portfolio Manager

THE BJURMAN FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2001 (UNAUDITED)
===============================================================================================
                                                                 BJURMAN            BJURMAN
                                                                MICRO-CAP           ALL CAP
                                                               GROWTH FUND        GROWTH FUND
-----------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At acquisition cost ...................................    $  185,189,269     $    7,297,774
                                                              ==============     ==============
   At value ..............................................    $  210,920,918     $    6,933,301
Dividends receivable .....................................            15,760                874
Receivable for securities sold ...........................         2,183,054            302,211
Receivable for capital shares sold .......................           759,016          2,432,277
Receivable from Adviser ..................................                --             11,176
Organization costs, net ..................................             9,841                 --
Other assets .............................................           121,768             11,477
                                                              --------------     --------------
   TOTAL ASSETS ..........................................       214,010,357          9,691,316
                                                              --------------     --------------

LIABILITIES
Payable for securities purchased .........................         2,024,555                 --
Payable for capital shares redeemed ......................         1,188,096            498,900
Payable to Adviser .......................................           240,427                 --
Payable to affiliates ....................................            51,548              6,338
Accrued distribution expense .............................                --                 86
Other accrued expenses and liabilities ...................            90,547              6,673
                                                              --------------     --------------
   TOTAL LIABILITIES .....................................         3,595,173            511,997
                                                              --------------     --------------

NET ASSETS ...............................................    $  210,415,184     $    9,179,319
                                                              ==============     ==============

NET ASSETS CONSIST OF
Paid-in capital ..........................................    $  207,364,535     $    9,932,522
Accumulated net investment loss ..........................        (1,621,115)           (20,024)
Accumulated net realized losses from security transactions       (21,059,885)          (368,706)
Net unrealized appreciation (depreciation) on investments         25,731,649           (364,473)
                                                              --------------     --------------
   NET ASSETS ............................................    $  210,415,184     $    9,179,319
                                                              ==============     ==============

Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) ............         5,179,869          1,021,298
                                                              ==============     ==============

Net asset value, offering price and
   redemption price per share ............................    $        40.62     $         8.99
                                                              ==============     ==============

See accompanying notes to financial statements.

THE BJURMAN FUNDS
STATEMENTS OF OPERATIONS
==========================================================================================
                                                               BJURMAN          BJURMAN
                                                              MICRO-CAP         ALL CAP
                                                             GROWTH FUND      GROWTH FUND
                                                             -----------------------------
                                                           Six Months Ended   Period Ended
                                                            Sept. 30, 2001  Sept. 30, 2001(A)
                                                             (Unaudited)      (Unaudited)
------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends ............................................    $    652,823     $      7,930
                                                             ------------     ------------
EXPENSES
   Investment advisory fees .............................       1,263,916           13,947
   Distribution expense .................................         315,978            3,487
   Reimbursement of fees waived .........................         295,176               --
   Administration fees ..................................         159,446            7,950
   Custodian fees .......................................          78,884            1,975
   Accounting services fees .............................          27,037            9,938
   Registration fees ....................................          27,772            5,248
   Transfer agent fees ..................................          22,746            7,950
   Postage and supplies .................................          24,148            1,206
   Professional fees ....................................          17,435            5,457
   Shareholder reports ..................................          15,973              299
   Trustees' fees and expenses ..........................          12,264            2,408
   Organization expense .................................           7,765               --
   Underwriting fees ....................................           2,252              744
   Other expenses .......................................           3,146              490
                                                             ------------     ------------
TOTAL EXPENSES ..........................................       2,273,938           61,099
   Fees waived and/or reimbursed by the Adviser .........              --          (33,145)
                                                             ------------     ------------
NET EXPENSES ............................................       2,273,938           27,954
                                                             ------------     ------------

NET INVESTMENT LOSS .....................................      (1,621,115)         (20,024)
                                                             ------------     ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
   Net realized losses from security transactions .......      (4,183,161)        (368,706)
   Net change in unrealized appreciation/
      depreciation on investments .......................      16,887,437         (364,473)
                                                             ------------     ------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS      12,704,276         (733,179)
                                                             ------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ...    $ 11,083,161     $   (753,203)
                                                             ============     ============

(A) Represents the period from commencement of operations (June 6, 2001) through September 30, 2001.

See accompanying notes to financial statements.

THE BJURMAN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
=============================================================================================================
                                                                                                 BJURMAN
                                                                                                  ALL CAP
                                                           BJURMAN MICRO-CAP GROWTH FUND        GROWTH FUND
                                                         ---------------------------------    ---------------
                                                        Six Months Ended                       Period Ended
                                                         Sept. 30, 2001       Year Ended     Sept. 30, 2001(A)
                                                          (Unaudited)       March 31, 2001      (Unaudited)
-------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment loss ..............................    $   (1,621,115)    $     (875,643)    $      (20,024)
   Net realized losses from security transactions ...        (4,183,161)       (16,844,695)          (368,706)
   Net change in unrealized appreciation/
      depreciation on investments ...................        16,887,437          3,501,855           (364,473)
                                                         --------------     --------------     --------------
Net increase (decrease) in net assets from operations        11,083,161        (14,218,483)          (753,203)
                                                         --------------     --------------     --------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net realized gains ..........................                --         (6,232,975)                --
                                                         --------------     --------------     --------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ........................       171,394,542        254,257,407         12,519,998
   Net asset value of shares issued in reinvestment
      of distributions to shareholders ..............                --          5,870,387                 --
   Payments for shares redeemed .....................      (139,067,871)       (95,725,946)        (2,587,476)
                                                         --------------     --------------     --------------
Net increase in net assets from
   capital share transactions .......................        32,326,671        164,401,848          9,932,522
                                                         --------------     --------------     --------------

TOTAL INCREASE IN NET ASSETS ........................        43,409,832        143,950,390          9,179,319

NET ASSETS
   Beginning of period ..............................       167,005,352         23,054,962                 --
                                                         --------------     --------------     --------------
   End of period ....................................    $  210,415,184     $  167,005,352     $    9,179,319
                                                         ==============     ==============     ==============

CAPITAL SHARE ACTIVITY
   Shares sold ......................................         3,897,332          6,015,755          1,294,468
   Shares reinvested ................................                --            156,962                 --
   Shares redeemed ..................................        (3,141,439)        (2,314,765)          (273,170)
                                                         --------------     --------------     --------------
   Net increase in shares outstanding ...............           755,893          3,857,952          1,021,298
   Shares outstanding, beginning of period ..........         4,423,976            566,024                 --
                                                         --------------     --------------     --------------
   Shares outstanding, end of period ................         5,179,869          4,423,976          1,021,298
                                                         ==============     ==============     ==============

(A) Represents the period from commencement of operations (June 6, 2001) through September 30, 2001.

See accompanying notes to financial statements.

THE BJURMAN FUNDS
BJURMAN MICRO-CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
=====================================================================================================================
                                    Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
---------------------------------------------------------------------------------------------------------------------
                                        Six Months
                                           Ended
                                       September 30,       Year Ended      Year Ended      Year Ended      Year Ended
                                           2001             March 31,       March 31,       March 31,       March 31,
                                        (Unaudited)           2001            2000            1999            1998
---------------------------------------------------------------------------------------------------------------------
Net asset value at beginning
   of period .......................    $    37.75         $    40.73      $    18.36      $    20.42      $    12.00
                                        ----------         ----------      ----------      ----------      ----------

Income (loss) from investment
   operations:
   Net investment loss .............         (0.31)             (0.20)          (0.41)          (0.26)          (0.10)
   Net realized and unrealized gains
      (losses) on investments ......          3.18              (0.09)          23.15           (1.80)           8.52
                                        ----------         ----------      ----------      ----------      ----------
Total from investment operations ...          2.87              (0.29)          22.74           (2.06)           8.42
                                        ----------         ----------      ----------      ----------      ----------

Less distributions:
   Distributions from
   net realized gains ..............            --              (2.69)          (0.37)             --              --
                                        ----------         ----------      ----------      ----------      ----------

Net asset value at end of period ...    $    40.62         $    37.75      $    40.73      $    18.36      $    20.42
                                        ==========         ==========      ==========      ==========      ==========

Total return .......................         7.60%(A)          (0.65%)        124.64%         (10.09%)         70.17%
                                        ==========         ==========      ==========      ==========      ==========

Net assets at end of period (000's)     $  210,415         $  167,005      $   23,055      $    9,364      $    6,507
                                        ==========         ==========      ==========      ==========      ==========

Ratio of net expenses to average
   net assets ......................         1.80%(B)           1.80%           1.80%           1.80%           1.80%

Ratio of total expenses to average
   net assets(C) ...................         1.80%(B)           1.80%           2.74%           4.40%          13.35%

Ratio of net investment loss to
   average net assets ..............        (1.28%)(B)         (1.05%)         (1.65%)         (1.58%)         (1.41%)

Portfolio turnover rate ............          130%(B)            159%            337%            234%            110%

(A)  Not annualized.
(B)  Annualized.
(C) Represents the ratio of expenses to average net assets absent fee waivers and expense reimbursements by the Adviser.

See accompanying notes to financial statements.

THE BJURMAN FUNDS
BJURMAN ALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
================================================================================
Selected Per Share Data and Ratios for a Share Outstanding Throughout the Period
--------------------------------------------------------------------------------
                                                                    Period
                                                                     Ended
                                                                 September 30,
                                                                    2001 (A)
                                                                  (Unaudited)
--------------------------------------------------------------------------------
Net asset value at beginning of period .......................    $    10.00
                                                                  ----------

Loss from investment operations:
   Net investment loss .......................................         (0.02)
   Net realized and unrealized losses on investments .........         (0.99)
                                                                  ----------
Total from investment operations .............................         (1.01)
                                                                  ----------

Net asset value at end of period .............................    $     8.99
                                                                  ==========

Total return .................................................       (10.10%)(B)
                                                                  ==========

Net assets at end of period (000's) ..........................    $    9,179
                                                                  ==========

Ratio of net expenses to average net assets ..................         1.97%(C)

Ratio of total expenses to average net assets(D) .............         4.30%(C)

Ratio of net investment loss to average net assets ...........        (1.41%)(C)

Portfolio turnover rate ......................................          168%(C)

(A) Represents the period from commencement of operations (June 6, 2001) through September 30, 2001.
(B)  Not annualized.
(C)  Annualized.
(D) Represents the ratio of expenses to average net assets absent fee waivers and expense reimbursements by the Adviser.

See accompanying notes to financial statements.

BJURMAN MICRO-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2001 (UNAUDITED)
================================================================================
  Shares        COMMON STOCKS -- 99.1%                                 Value
--------------------------------------------------------------------------------
                BASIC MATERIALS**-- 1.5%
   120,000      AmeriPath, Inc. * ...........................      $  3,151,200
                                                                   ------------
                CONGLOMERATES**-- 0.6%
    35,000      Corinthian Colleges, Inc. * .................         1,179,850
                                                                   ------------
                CONSUMER, CYCLICAL**-- 22.2%
   145,600      Action Performance Companies, Inc. * ........         2,651,376
   250,000      Alliance Gaming Corp.* ......................         3,550,000
    82,400      Ameristar Casinos, Inc.* ....................         1,073,672
     8,500      Carriage Services, Inc.* ....................            53,975
   106,700      Circuit City Stores, Inc. * .................         1,200,375
    73,300      Crossmann Communities, Inc. .................         1,925,591
   131,000      Gart Sports Company* ........................         1,585,100
   121,700      Hot Topic, Inc.* ............................         3,054,670
    22,600      ICTS International N.V ......................           230,972
   185,200      JAKKS Pacific, Inc.* ........................         2,500,200
    20,000      Koss Corporation ............................           720,000
    30,000      M/I Schottenstein Homes, Inc. ...............         1,014,000
    75,000      Main Street and Main Incorporated* ..........           318,750
   140,600      Maxwell Shoe Company, Inc. * ................         1,968,400
   150,000      Movie Gallery, Inc.* ........................         3,109,500
   233,600      MTR Gaming Group, Inc. ......................         2,165,472
   146,100      Multimedia Games, Inc.* .....................         2,322,990
    71,500      P.F. Changs China Bistro, Inc.* .............         2,568,280
   163,600      Penn National Gaming, Inc.* .................         2,683,040
   152,500      Racing Champions Corp.* .....................           704,550
    44,600      REX Stores Corp.* ...........................           613,250
   200,000      Shuffle Master, Inc.* .......................         2,522,000
   130,000      Taro Pharmaceutical Industries Ltd.* ........         4,570,800
   265,000      TBC Corp. * .................................         2,618,200
    90,000      Vans, Inc. * ................................         1,034,100
                                                                   ------------
                                                                     46,759,263
                                                                   ------------
                CONSUMER, NON-CYCLICAL**-- 27.6%
    87,100      American Healthways, Inc.* ..................         3,070,275
    25,000      Bradley Pharmaceuticals, Inc.* ..............           188,500
     1,500      Cholestech Corporation* .....................            24,000
    77,500      D&K Healthcare Resources, Inc. ..............         3,712,250
   253,200      Dynacq International, Inc.* .................         3,810,660
     1,000      Foodarama Supermarkets, Inc.* ...............            41,250
   100,000      FTI Consulting, Inc.* .......................         2,940,000
     9,000      Gentner Communications Corp.* ...............           163,440
    99,300      Green Moutain Coffee, Inc.* .................         2,288,865
    15,000      Healthcare Services Group, Inc.* ............           121,500
   100,000      Hi-Tech Pharmacal Co., Inc.* ................           833,000
   109,000      Horizon Organic Holding Corporation* ........         1,086,730
    92,200      ICU Medical, Inc.* ..........................         3,688,000
    24,950      Inter Parfums, Inc.* ........................           198,602

BJURMAN MICRO-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  Shares        COMMON STOCKS -- 99.1% (Continued)                     Value
--------------------------------------------------------------------------------
                CONSUMER, NON-CYCLICAL**-- 27.6% (Continued)
    31,000      Kensey Nash Corp.* ..........................      $    593,030
   190,900      Landry's Restaurants, Inc.* .................         2,825,320
   300,000      Magellan Health Services, Inc.* .............         3,441,000
    63,900      MedAmicus, Inc.* ............................         1,006,425
    60,500      Medical Action Industries, Inc.* ............         1,022,450
   140,000      Nash Finch Company ..........................         4,774,000
    69,500      National Dentex Corporation* ................         1,459,500
    95,200      Option Care, Inc.* ..........................         1,479,408
    32,000      OrthAlliance, Inc.* .........................            81,520
   106,800      Panera Bread Company - Cl. A ................         3,736,932
     6,650      Q-Med, Inc.* ................................            61,512
   145,000      Right Management Consultants, Inc. ..........         4,502,250
    74,600      Rightchoice Managed Care, Inc. ..............         3,733,730
    97,400      SRI/Surgical Express, Inc.* .................         2,897,650
    24,600      Standard Commercial Corporation .............           404,670
   100,000      Surmodics, Inc.* ............................         3,995,000
                                                                   ------------
                                                                     58,181,469
                                                                   ------------
                FINANCIAL SERVICES**-- 10.2%
    79,200      Actrade Financial Technologies, Ltd.* .......         1,454,904
    95,000      Boston Private Financial Holdings, Inc. .....         1,853,450
    39,900      Capital Crossing Bank* ......................           714,609
    14,000      Connecticut Bancshares, Inc. ................           309,400
    10,000      First Place Financial Corp. .................           142,800
   141,000      First Sentinel Bancorp, Inc. ................         1,659,570
    49,000      Glacier Bancorp, Inc. .......................           931,000
    40,000      Independent Bank Corporation ................         1,044,000
    48,100      JP Realty, Inc. .............................         1,075,035
    17,500      MEEMIC Holdings, Inc.* ......................           415,100
    95,700      OceanFirst Financial Corp. ..................         2,402,070
     5,000      Old Second Bancorp, Inc. ....................           169,800
   102,200      Port Financial Corporation ..................         2,440,536
    18,500      Redwood Empire Bancorp ......................           707,625
    48,300      Rome Bancorp, Inc. ..........................           833,175
   158,700      Scottish Annuity & Life Hldg ................         2,404,305
    46,800      Security Financial Bancorp* .................           861,120
    76,600      Sorvan Self Storage, Inc. ...................         2,114,160
                                                                   ------------
                                                                     21,532,659
                                                                   ------------
                INDUSTRIAL**-- 16.6%
    19,500      American Science and Engineering, Inc.* .....           288,600
    22,000      Aaon, Inc. * ................................           644,600
    20,500      Advanced Technical Products, Inc.* ..........           373,100
    25,000      Allied Research Corp.* ......................           387,750
    34,000      Apogee Enterprises, Inc. ....................           438,600
    21,700      BEI Technologies, Inc. ......................           348,285
   149,000      CIRCOR International, Inc. ..................         2,235,000
    17,500      CompuDyne Corporation* ......................           263,900
    91,600      EDO Corporation .............................         2,633,500

BJURMAN MICRO-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  Shares        COMMON STOCKS -- 99.1% (Continued)                     Value
--------------------------------------------------------------------------------
                INDUSTRIAL**-- 16.6% (Continued)
   135,800      Engineered Support Systems, Inc. ............      $  6,396,180
     7,400      Gerber Scientific, Inc.* ....................            77,700
    10,000      Innotrac Corporation* .......................            61,900
   110,400      Itron, Inc. * ...............................         2,541,408
    70,300      Met-Pro Corporation .........................           717,060
    82,900      Mobile Mini, Inc.* ..........................         2,152,084
    23,400      Navigant International, Inc.* ...............           188,136
   181,500      Neogen Corporation* .........................         2,604,979
    76,500      Osmonics, Inc.* .............................           956,250
   160,600      Powell Industries, Inc.* ....................         3,637,590
   160,500      Quixote Corp. ...............................         3,372,105
    97,400      TRC Companies, Inc.* ........................         3,520,036
   124,800      U.S. Laboratories, Inc.* ....................         1,133,883
                                                                   ------------
                                                                     34,972,646
                                                                   ------------
                TECHNOLOGY**-- 20.4%
   175,000      Serologicals Corp. ..........................         3,169,250
   110,000      CACI International, Inc.* ...................         6,012,600
   101,600      Cantel Medical Corp.* .......................         2,247,392
    81,500      Catapult Communications Corp.* ..............         1,121,440
   117,100      CryptoLogic, Inc.* ..........................         1,640,571
   109,300      DRS Technologies, Inc.* .....................         3,798,175
   146,400      Dynacare, Inc.* .............................         1,537,200
    28,000      EPIQ Systems, Inc.* .........................           714,000
    32,500      ImageWare Systems, Inc.* ....................           202,800
    43,000      Indentix Incorporated* ......................           350,020
    31,600      InSight Health Services Corp.* ..............           541,308
    28,500      InVision Technologies, Inc.* ................           283,005
    20,700      Lifeline Systems, Inc.* .....................           424,350
    20,000      Magal Security Systems Ltd. .................           182,600
   107,900      Mechanical Dynamics, Inc.* ..................           911,755
   100,000      Metro One Telecommunications, Inc.* .........         2,320,000
   130,200      MSC.Software Corp.* .........................         2,096,220
     5,000      OSI Systems, Inc.* ..........................            39,550
   156,400      PEC Solutions, Inc.* ........................         2,665,056
   112,700      Quality Systems, Inc.* ......................         1,177,715
    55,000      ScanSource, Inc.* ...........................         2,463,450
    31,000      Sensytech, Inc.* ............................           233,740
   100,000      Talx Corp.* .................................         2,130,000
    51,400      Tier Technologies, Inc.* ....................           616,800
   331,500      U.S. Physical Therapy, Inc. .................         5,380,245
    33,000      Viisage Technology, Inc.* ...................           239,250
    37,300      Zygo Corporation* ...........................           384,563
                                                                   ------------
                                                                     42,883,055
                                                                   ------------

                TOTAL COMMON STOCKS (Cost $182,928,493) .....      $208,660,142
                                                                   ------------

BJURMAN MICRO-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  Shares        COMMON STOCKS -- 99.1% (Continued)                     Value
--------------------------------------------------------------------------------
                MONEY MARKETS-- 1.1%
 2,260,776      First American Treasury Obligations Fund--
                  (Cost $2,260,776) .........................      $  2,260,776
                                                                   ------------

                TOTAL INVESTMENT SECURITIES-- 100.2%
                  (Cost $185,189,269) .......................      $210,920,918

                LIABILITIES IN EXCESS OF OTHER ASSETS-- (0.2%)         (505,734)
                                                                   ------------

                NET ASSETS-- 100%                                  $210,415,184
                                                                   ============

*    Non-income producing security.
**   Securities are grouped by sector.

See accompanying notes to financial statements.

BJURMAN ALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2001 (UNAUDITED)
================================================================================
  Shares        COMMON STOCKS -- 74.3%                                 Value
--------------------------------------------------------------------------------
                BASIC MATERIALS**-- 1.9%
     3,700      Ameripath, Inc.* ............................      $     97,162
     1,700      Cabot Microelectronics Corp.* ...............            82,127
                                                                   ------------
                                                                        179,289
                                                                   ------------
                INDUSTRIAL**-- 13.0%
     4,500      American Axle & Manufacturing Holdings, Inc.*            57,375
     2,000      BEI Technologies, Inc. ......................            32,100
     9,300      Compudyne Corp.* ............................           140,244
     5,500      Edo Corp. ...................................           158,125
     3,800      Emcor Group Inc.* ...........................           121,220
     5,000      Engineered Support Systems, Inc. ............           235,500
     2,200      Flextronics International Ltd.* .............            36,388
     4,000      Flir Systems, Inc.* .........................           164,120
     4,900      Itron, Inc.* ................................           112,798
     6,000      Matthews International Corp. ................           132,360
                                                                   ------------
                                                                      1,190,230
                                                                   ------------
                CONSUMER, CYCLICAL**--  9.9%
     4,000      Action Performance Companies, Inc.* .........            72,840
     5,000      Ameristar Casinos* ..........................            65,150
     3,000      Autozone, Inc.* .............................           155,580
     2,000      Bj's Wholesale Club, Inc.* ..................            95,220
     3,000      Blockbuster, Inc. ...........................            65,700
     2,800      Chico's Fas, Inc.* ..........................            65,940
     6,000      Copart, Inc.* ...............................           168,060
     3,500      Electronics Boutique Holdings Corp.* ........            94,325
     4,000      Lowe's Cos., Inc. ...........................           126,600
                                                                   ------------
                                                                        909,415
                                                                   ------------
                CONSUMER, NON-CYCLICAL**-- 21.3%
     2,000      Advancepcs* .................................           143,560
     3,600      American Healthways, Inc.* ..................           126,900
     3,400      Amsurg Corp.* ...............................            93,670
     5,000      Cendant Corp.* ..............................            64,000
     3,000      D & K Healthcare Resources, Inc. ............           143,700
     4,000      Dr. Reddy's Laboratories Ltd.* ..............            89,000
     2,500      First Health Group Corp.* ...................            73,450
     1,000      Green Mountain Coffee, Inc.* ................            23,050
     4,000      Helen of Troy Ltd.* .........................            41,800
     8,550      Merit Medical Systems, Inc.* ................           162,450
     2,000      Mid Atlantic Medical Services, Inc.* ........            42,000
     8,600      MIM Corp.* ..................................            90,300
     3,100      Panera Bread Company* .......................           108,469
     3,000      Pharmaceutical Resources, Inc.* .............           107,250
     3,000      Rightchoice Managed Care, Inc.* .............           150,150
        50      SCP Pool Corp.* .............................             1,068
     3,000      Select Medical Corp.* .......................            47,250
     6,400      Sensormatic Electronics Corp. ...............           150,912

BJURMAN ALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  Shares        COMMON STOCKS -- 74.3% (Continued)                     Value
--------------------------------------------------------------------------------
                CONSUMER, NON-CYCLICAL**-- 21.3% (Continued)
     4,000      Sicor, Inc.* ................................      $     75,560
     2,000      Tarof Pharmaceutical Industries Ltd.* .......            70,320
     2,500      Tenet Healthcare Corp.* .....................           149,125
                                                                   ------------
                                                                      1,953,984
                                                                   ------------
                TECHNOLOGY**-- 27.1%
     2,700      Activision, Inc.* ...........................            73,494
     4,000      Advanced Micro Devices* .....................            32,600
     2,000      Affiliated Computer Services, Inc.* .........           162,820
     1,950      Alliant Techsystems, Inc.* ..................           166,920
     5,000      Alpha Industries, Inc.* .....................            96,850
     3,000      Analog Devices, Inc.* .......................            98,100
     4,600      Applied Micro Circuits Corp.* ...............            32,154
     4,000      Caci International Inc - Class A* ...........           218,640
     3,100      Cytyc Corp.* ................................            83,111
     4,400      DRS Technologies, Inc.* .....................           152,900
     2,500      Elantec Semiconductor, Inc.* ................            57,375
     9,600      Global Imaging Systems, Inc.* ...............           167,904
     4,000      Integra Lifesciences Holdings* ..............           110,480
     4,000      Integrated Device Technologies, Inc.* .......            80,480
    16,000      Invision Technologies, Inc.* ................           158,880
     5,500      Merix Corp.* ................................            77,275
     4,500      Microsemi Corp.* ............................           117,225
     1,500      National Semiconductor Corp.* ...............            33,075
     1,400      Northrop Grumman Corp. ......................           141,400
     4,300      PEC Solutions, Inc.* ........................            73,272
     1,500      Plato Learning, Inc.* .......................            36,210
     2,500      Pmc-Sierra, Inc.* ...........................            25,975
     5,500      Talx Corp. ..................................           117,150
     4,050      U.S. Physical Therapy, Inc.* ................            65,732
     2,600      Verisign, Inc.* .............................           108,940
                                                                   ------------
                                                                      2,488,962
                                                                   ------------
                FINANCIAL SERVICES**-- 1.1%
     2,400      Actrade Financial Technologies, Ltd.* .......            44,087
     2,000      Sovran Self Storage, Inc. ...................            55,200
                                                                   ------------
                                                                         99,287
                                                                   ------------

                TOTAL COMMON STOCKS (Cost $7,185,640) .......      $  6,821,167
                                                                   ------------

BJURMAN ALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  Shares        COMMON STOCKS -- 74.3% (Continued)                     Value
--------------------------------------------------------------------------------
                MONEY MARKETS-- 1.2%
   112,134      First American Treasury Obligation Fund
                  (Cost $112,134) ...........................      $    112,134
                                                                   ------------

                TOTAL INVESTMENT SECURITIES-- 75.5%
                  (Cost $7,297,774) .........................      $  6,933,301

                OTHER ASSETS IN EXCESS OF LIABILITIES-- 24.5%         2,246,018
                                                                   ------------

                NET ASSETS-- 100% ...........................      $  9,179,319
                                                                   ============

*    Non-income producing security.
**   Securities are grouped by sector.

See accompanying notes to financial statements.

THE BJURMAN FUNDS
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2001 (UNAUDITED)
================================================================================

1.   ORGANIZATION

The Bjurman Funds (the "Trust") is organized as a Delaware business trust pursuant to a Trust Agreement dated September 26, 1996, as amended February 11, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Trust has established two separate series: the Bjurman Micro-Cap Growth Fund and the Bjurman All Cap Growth Fund (the "Funds"). The Bjurman Micro-Cap Growth Fund commenced operations on March 31, 1997 and the Bjurman All Cap Growth Fund commenced operations on June 6, 2001.

The Bjurman Micro-Cap Growth Fund seeks capital appreciation through investments in the common stocks of smaller companies with market capitalizations generally between $30 million and $300 million at the time of investment.

The Bjurman All Cap Growth Fund seeks capital appreciation through investments in the common stocks of small, mid- and large capitalization companies with market capitalizations generally in excess of $300 million at the time of investment.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds significant accounting policies:

Securities valuation -- The Funds' portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the closing sales price or, if not traded on a particular day, at the closing bid price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures established by and under the general supervision of the Board of Trustees. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Trustees believes represents fair value.

Share valuation -- The net asset value per share of each Fund is calculated daily by dividing the total value of a Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of a Fund is equal to the net asset value per share.

Investment income and distributions to shareholders -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Dividends arising from net investment income, if any, are declared and paid annually in December. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Organization expenses -- Expenses of organization of the Bjurman Micro-Cap Growth Fund have been capitalized and are being amortized on a straight-line basis over five years.

Security transactions -- Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported

THE BJURMAN FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments as of September 30, 2001:

--------------------------------------------------------------------------------
                                                    Bjurman           Bjurman
                                                   Micro-Cap          All Cap
                                                    Growth            Growth
                                                     Fund              Fund
--------------------------------------------------------------------------------
Gross unrealized appreciation ..............    $  41,605,670     $     491,332
Gross unrealized depreciation ..............      (15,992,890)         (861,362)
                                                -------------     -------------
Net unrealized appreciation (depreciation) .    $  25,612,780     $    (370,030)
                                                =============     =============

Federal income tax cost ....................    $ 185,308,138     $   7,303,331
                                                =============     =============
--------------------------------------------------------------------------------

The difference between the federal income tax cost of portfolio investments and financial statement cost for the Funds is due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles.

3.   INVESTMENT TRANSACTIONS

For the period ended September 30, 2001, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $189,697,877 and $157,446,290, respectively, for the Bjurman Micro-Cap Growth Fund and $9,624,361 and $2,070,015, respectively, for the Bjurman All Cap Growth Fund.

4.   TRANSACTIONS WITH AFFILIATES

Certain Trustees and officers of the Trust are also officers of George D. Bjurman & Associates (the "Adviser"), or of Integrated Fund Services, Inc. ("IFS"), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent, or IFS Fund Distributors, Inc., the principal underwriter for the Trust.

INVESTMENT ADVISORY FEE
The Adviser provides each Fund with investment advisory services. For providing investment advisory services, each Fund pays the Adviser a monthly fee, which is calculated daily by applying an annual rate of 1.00% to the average daily net assets of each respective Fund. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse certain expenses of each Fund to the extent necessary to limit total operating expenses to 1.80% and 2.00% of the Bjurman Micro-Cap Growth Fund's and the Bjurman All Cap Growth Fund's average daily net assets, respectively. For the period ended September 30, 2001, the Adviser waived $13,947 of its investment advisory fees and reimbursed $19,198 of other operating expenses of the Bjurman All Cap Growth

THE BJURMAN FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

Fund. Any fees withheld or voluntarily reduced and any Fund expense absorbed by the Adviser voluntarily or pursuant to an agreed upon expense cap which are a Fund's obligation are subject to reimbursement by that Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years, if the aggregate amount paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, except that it is permitted to look back up to five years and four years, respectively, during the initial six years and seventh year of each Fund's operations. Any such reimbursement is also contingent upon the Board of Trustees' review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to a Fund's payment of current ordinary expenses. For the six months ended September 30, 2001, the Bjurman Micro-Cap Growth Fund reimbursed the Adviser $295,176 of advisory fees waived and Fund expenses reimbursed in prior years.

ADMINISTRATION FEE
Under the terms of an Administration Agreement, IFS supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for each Fund. IFS supervises the preparation of tax returns, reports to shareholders of each Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. For these services, IFS receives a monthly fee at an annual rate of 0.15% of each Fund's average daily net assets up to $25 million; 0.125% of such assets from $25 million to $50 million; and 0.10% of such assets in excess of $50 million, subject to a monthly minimum fee of $2,000 per Fund.

TRANSFER AGENT FEE
Under the terms of a Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement, IFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, IFS receives a monthly fee at an annual rate of $20 per shareholder account, subject to a monthly minimum fee of $2,000 per Fund. In addition, each Fund pays IFS out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES FEE
Under the terms of an Accounting Services Agreement, IFS calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, IFS receives a monthly fee, based on current net assets, of $4,500 from the Bjurman Micro-Cap Growth Fund and $2,500 from the
Bjurman All Cap Growth Fund. In addition, each Fund pays IFS certain out-of-pocket expenses incurred by IFS in obtaining valuations of each Fund's portfolio securities.

UNDERWRITING FEE
Under the terms of an Underwriting Agreement, IFS Fund Distributors, Inc. (the "Underwriter") serves as principal underwriter for each Fund and, as such, is the exclusive agent for the distribution of shares of each Fund. For these services, the Underwriter receives a monthly fee of $500 from the Trust. The Underwriter is an affiliate of IFS by reason of common ownership.

DISTRIBUTION PLAN
Each Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. As provided in the Plan, each Fund will reimburse the Adviser, the Underwriter or others for expenses incurred in distributing and promoting shares of each Fund at a maximum aggregate annual rate of 0.25% of each Fund's average daily net assets. Under the Plan, the Bjurman Micro-Cap Growth Fund and the Bjurman All Cap Growth Fund incurred $315,978 and $3,487, respectively, of distribution fees during the period ended September 30, 2001.

THE BJURMAN FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

5.   ADOPTION OF NEW AUDIT GUIDE

The Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective with the fiscal year beginning April 1, 2001. There have been no adjustments to the financial statements as a result of adopting these provisions.